Segments, Customers and Geographic Information (Schedule of revenues from sales to unaffiliated customers) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 338,728	$ 394,190	$ 347,179
Long-lived assets, net	[1]	56,505	53,466
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	112,800	89,945	95,573
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[3]	49,256	64,958	62,023
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		29,600	34,530	35,033
INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		116,712	167,550	107,354
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		30,360	37,207	47,196
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		3,606	5,182	$ 4,151
Long-lived assets, net		44,012	43,679
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net		$ 12,493	$ 9,787

[1]	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets.
[2]	As of December 31, 2025, 2024 and 2023, 95%, 97% and 94% represent revenues in the United States.
[3]	Including Europe, Middle East and Africa. Revenues from sales in Israel for the years ended December 31, 2025, 2024 and 2023, amounted to $3,606 thousand, $5,182 thousand, and $4,151 thousand, respectively.